Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	$ 5,063
Depreciation	4,726	$ 4,711	$ 595
Impairment		12,900
Ending Balance	4,709	5,063
Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Ending Balance	23,884
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	18,996	45,293
Additions		150
Disposition of Business		92,301
Foreign currency translation		(219)
Ending Balance	18,996	18,996	45,293
Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(26,228)
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	13,933	1,298
Depreciation	354	2,125
Impairment		12,874
Foreign currency translation		(20)
Ending Balance	14,287	13,933	1,298
Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(2,344)
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,063
Ending Balance	4,709	5,063
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,445	8,386
Additions		150
Foreign currency translation		(25)
Ending Balance	5,445	5,445	8,386
Brands and Trademarks | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(3,066)
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	382	131
Depreciation	354	441
Impairment		0
Foreign currency translation		0
Ending Balance	736	382	131
Brands and Trademarks | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(190)
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0
Ending Balance	0	0
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	13,551	13,551
Additions		0
Foreign currency translation		0
Ending Balance	13,551	13,551	13,551
Patents | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		0
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	13,551	0
Depreciation	0	677
Impairment		12,874
Foreign currency translation		0
Ending Balance	13,551	13,551	0
Patents | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		0
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0
Ending Balance	0	0
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0	19,578
Additions		0
Foreign currency translation		(163)
Ending Balance	0	0	19,578
Customer Relationships | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(19,415)
Customer Relationships | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0	976
Depreciation	0	842
Impairment		0
Foreign currency translation		(17)
Ending Balance	0	0	976
Customer Relationships | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(1,801)
Other
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0
Ending Balance	0	0
Other | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0	3,778
Additions		0
Foreign currency translation		(31)
Ending Balance	0	0	3,778
Other | Cost | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		(3,747)
Other | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0	191
Depreciation	0	165
Impairment		0
Foreign currency translation		(3)
Ending Balance	$ 0	0	$ 191
Other | Accumulated Amortization | Bridge Farm
Disclosure Of Intangible Assets [Line Items]
Disposition of Business		$ (353)